UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21968

Astral Investments Trust

(Exact name of registrant as specified in charter)

20550 Maxim Parkway

Orlando, FL 32833

(Address of principal executive offices)

(Zip code)

John Robert Jones, Jr.

Astral Investments

20550 Maxim Parkway

Orlando, FL 32833

 (Name and address of agent for service)

With copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (321) 436-6442

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

ASTRAL TM INVESTMENTS TRUST

ASTRAL™ U.S. Fund

ASTRAL™ Global Fund

June 30, 2008

ASTRAL™ U.S. FUND

PORTFOLIO ANALYSIS

JUNE 30, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Astral™ U.S. Fund by the short term investments and other assets less liabilities represented as a percentage of the net assets.

ASTRAL™  GLOBAL FUND

PORTFOLIO ANALYSIS

JUNE 30, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Astral™ Global Fund by the short term investments and other assets less liabilities represented as a percentage of the net assets.

	Astral TM U.S. Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 37.24%
385	Aim Short Term Investments Company Prime Portfolio (Cost $385) 2.41% *	385
30,513	Aim Liquid Assets (Cost $30,513) 2.63% *	30,513
1,792	Fidelity Institutional Money Market Government Portfolio (Cost $1,792) 2.27% *	1,792
458	Fidelity Governmental Fund 57 (Cost $458) 2.57% *	458
TOTAL SHORT TERM INVESTMENTS (Cost $33,148)		$ 33,148

OTHER ASSETS LESS LIABILITIES - 62.76%		55,868

NET ASSETS - 100.00%		$ 89,016

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

	Astral TM Global Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 35.10%
3,376	Fidelity Institutional Money Market Government Portfolio (Cost $3,376) 2.41% *	3,376
30,811	Aim Short Term Investments Company Prime Portfolio (Cost $30,811) 2.63% *	30,811
918	Aim Liquid Assets (Cost $918) 2.27% *	918
361	Fidelity Governmental Fund 57 (Cost $361) 2.57% *	361
TOTAL SHORT TERM INVESTMENTS (Cost $35,466)		$ 35,466

OTHER ASSETS LESS LIABILITIES - 64.90%		65,584

NET ASSETS - 100.00%		$ 101,050

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	U.S. Fund	Global Fund
Assets:
Investments, at Value	$ 33,148	$ 35,466
(Cost $33,148 and $35,466 respectively)
Cash	55,920	65,643
Receivables:
Dividends and Interest	170	193
Total Assets	89,238	101,302
Liabilities:
Accrued Management Fees	222	252
Total Liabilities	222	252
Net Assets	$ 89,016	$ 101,050

Net Assets Consist of:
Paid In Capital	$ 94,019	$ 99,092
Accumulated Undistributed Net Investment Loss	(883)	(2,797)
Accumulated Undistributed Realized Gain (Loss) on Investments	(4,120)	4,755
Net Assets, for the U.S. Fund and Global Fund,
for 7,631 and 9,338 shares respectively	$ 89,016	$ 101,050

Net Asset Value Per Share	$ 11.67	$ 10.82

The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Statements of Operations
June 30, 2008 (Unaudited)

	U.S. Fund	Global Fund
Investment Income:
Dividends	$ 124	$ 61
Interest	885	-
Total Investment Income	1,009	61

Expenses:
Advisory Fees (Note 3)	1,892	2,042
Interest Expense	-	816
Total Expenses	1,892	2,858

Net Investment Loss	(883)	(2,797)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	(48,583)	(40,839)
Options	15,563	16,350
Realized (Loss) on Investments and Options	(33,020)	(24,489)

Net Change in Unrealized Depreciation on Investments	3,919	2,836

Realized and Unrealized (Loss) on Investments	(29,101)	(21,653)

Net Decrease in Net Assets from Operations	$ (29,984)	$ (24,450)

The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
U.S. Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Period Ended*
	6/30/2008	12/31/2007

Increase in Net Assets From Operations:
Net Investment Loss	$ (883)	$ (182)
Net Realized Gain (Loss) on Investments and Options	(33,020)	73,110
Unrealized Appreciation (Depreciation) on Investments	3,919	(3,919)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,984)	69,009

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(44,209)
Total Distributions Paid to Shareholders	-	(44,209)

Capital Share Transactions (Note 5)	(254,875)	249,075

Total Increase (Decrease) in Net Assets	(284,859)	273,875

Net Assets:
Beginning of Period	373,875	100,000

End of Period (Including Undistributed Net Investment Loss
of ($883), and ($182), respectively)	$ 89,016	$ 373,875

*For the period January 3, 2007 (commencement of investment operations) through December 31, 2007.
The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Global Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Period Ended*
	6/30/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Loss	$ (2,797)	$ (515)
Net Realized Gain (Loss) on Investments and Options	(24,489)	71,675
Unrealized Appreciation (Depreciation) on Investments	2,836	(2,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,450)	68,324

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(42,431)
Total Distributions Paid to Shareholders	-	(42,431)

Capital Share Transactions (Note 5)	(249,913)	349,520

Total Increase (Decrease) in Net Assets	(274,363)	375,413

Net Assets:
Beginning of Period	375,413	-

End of Period (Including Undistributed Net Investment Loss
of ($2,797), and ($515), respectively)	$ 101,050	$ 375,413

*For the period January 3, 2007 (commencement of investment operations) through December 31, 2007.
The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
U.S. Fund
Financial Highlights
Selected data for a share outstanding throughout the period

	(Unaudited)
	Six Months	For the Period
	Ended	Ended (a)
	6/30/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 11.63	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.08)	(0.01)
Net Gain on Securities (Realized and Unrealized)	0.11	3.20
Total from Investment Operations	0.03	3.19

Distributions:
Net Investment Income	-	0.00
Realized Gains	-	(1.56)
Total from Distributions	-	(1.56)

Net Asset Value, at End of Period	$ 11.66	$ 11.63

Total Return **	0.26%	31.81%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 89	$ 374
Ratio of Expenses to Average Net Assets ***	2.95%	2.95%
Ratio of Net Investment Loss to Average Net Assets ***	(1.40)%	(0.12)%
Portfolio Turnover	0.00%	241.38%

(a) For the period January 3, 2007 (commencement of investment operations) through December 31, 2007.
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Total Return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods less than one year.

*** Annualized
The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Global Fund
Financial Highlights
Selected data for a share outstanding throughout the period

	(Unaudited)
	Six Months	For the Peroid
	Ended	Ended (a)
	6/30/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 11.03	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.21)	(0.02)
Net Gain on Securities (Realized and Unrealized)	0.00	2.45
Total from Investment Operations	(0.21)	2.43

Distributions:
Net Investment Income	-	0.00
Realized Gains	-	(1.40)
Total from Distributions	-	(1.40)

Net Asset Value, at End of Period	$ 10.82	$ 11.03

Total Return **	(1.90)%	24.24%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 101	$ 375
Ratio of Expenses to Average Net Assets ***	2.95%	2.95%
Ratio of Net Investment Loss to Average Net Assets ***	(4.10)%	(0.24)%
Portfolio Turnover	0.00%	336.57%

(a) For the period January 3, 2007 (commencement of investment operations) through December 31, 2007.
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Total Return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods less than one year.

*** Annualized
The accompanying notes are an integral part of these financial statements.

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

Note 1. Organization

The Astral TM U.S. Fund, and the Astral TM Global Fund, (each a “Fund” and collectively, the “Funds”), are a diversified series of the Astral TM Investments Trust (the “TM”), an open-end regulated investment company that was organized as an Ohio business trust on October 1, 2006.  The Fund’s commenced operations on January 3, 2007.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.

The Funds’ investment Advisor is Crown Jewel Concepts, LLC (the “Advisor”). The investment objective of each Fund is to provide long-term capital appreciation.  The Advisor employs a systematic process to identify companies it believes are moving from ordinary to extra-ordinary, from average returns to above average returns.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of the maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2008 (UNAUDITED)

Note 2. Summary of Significant Accounting Policies (Continued)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The  following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

U.S. Fund                                                           Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                        $33,148                           $          -

Level 2 – Other Significant Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $33,148                           $          -

Global Fund                                                       Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                        $35,466                           $          -

Level 2 – Other Significant Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $35,466                           $          -

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Writing   When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales- Either Fund may sell a security it does not own in anticipation of a decline in fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Funds may be delayed or limited.

Financial Futures Contracts- The Funds invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Reclassifications- In accordance with SOP-93-2 the Funds recorded a reclassification in its capital accounts. As of December 31, 2007, the Astral U.S. Fund recorded a permanent book/tax difference of $182 from net investment loss to paid-in-capital and the Astral Global Fund recorded a permanent book/tax difference of $515 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2008 (UNAUDITED)

Note 2. Summary of Significant Accounting Policies (Continued)

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Board has approved a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Funds. The Funds’ advisory fee is comprised of an annual base rate of 1.95% of average daily net assets ("Pivot Fee"), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the advisory fee, depending on how well the Fund has performed relative to the performance of a specific broad-based, unmanaged index over a performance period. The U.S. Fund’s index is the Dow Jones Wilshire 5000 (full cap) Index (the “U.S. Index”).The Global Funds’ index is the MSCI World Index (the “Global Index”). The performance period is the most recent 12-month period (rolling 12 month period). The Pivot Fee is accrued daily at the annual rate of 1.95% of the average daily net assets of the Funds during each month, and is payable as of the first business day of the succeeding month.

The advisory fee in either Fund will be the Pivot Fee (i.e., there will be no performance adjustment) if the Funds’ performance is within positive or negative 2.00% (two percentage points) of the investment record of the Index over the performance period. If the difference between the Funds’ performance and the investment record of the applicable Index exceeds two percentage points, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.01% for each increment of 0.05% of differential performance over two percentage points. The maximum annualized performance adjustment rate is plus or minus 1.50% (which would result from a performance differential of 14 percentage points or more between the Funds’ performance and the investment record of the Index). The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month. Each Fund’s performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.

Because the performance adjustment is calculated based on the average daily net assets over a 12 month period, the amount of the performance adjustment may be more or less than if the performance adjustment rate were applied to the average daily net assets over the last month of the period.

The Pivot Fee is calculated over the last month of the period, and thus the 1.95% rate for the pivot fee is applied against a different net asset value than that against which the performance adjustment rate is applied. As a result, in periods of declining Funds net assets and negative performance relative to the Index, it is possible that the Advisor might owe the Funds money. In addition, because the performance adjustment rate is based on performance over a 12 month period, it is possible that the performance adjustment may be positive even though the more recent Funds performance is negative relative to the Index. Also, because the determination of the performance adjustment rate is based on a Fund’s performance relative to the Index, it is possible that the Advisor will receive a positive performance adjustment even if the Funds have negative performance (it loses money) over the 12-month performance period.

For purposes of comparing the Fund’s performance to the investment record of the Index, the Fund’s performance already reflects any performance adjustments made during the performance period. Thus, when a Fund outperforms the Index, shareholders will receive a total return that represents the full amount of the outperformance. Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the overperformance (expressed in percentage points). For example, assuming you hold your investment in a Fund through an entire performance period and the Fund’s performance during the period exceeds the investment record of the relevant index by 14 percentage points or more, your total return over the period (after performance adjustment) will be at least 14 percentage points better than the investment record of the Index, and the performance adjustment rate will be no more than 2.40%.

During the first full 12 calendar months immediately following the effective date of the Trust's registration statement ("Initial Period"), the Advisor shall be entitled to receive only the Pivot Fee. The Advisor will be entitled to receive a Performance Fee only after completion of the Initial Period. The purpose of suspending payment of the Performance Fee during the Initial Period is to establish a performance record for the Fund on which the Performance Fee is later calculated. For the six months ending June 30, 2008, the Advisor earned a fee of $1,892 and $2,042 from the Astral TM Equity Financial Combustion Fund and the Astral TM Ultra Equity Financial Combustion Fund TM, respectively. As of June 30, 2008 the Funds owed

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2008 (UNAUDITED)

Note 3. Investment Management Agreement (Continued)

the Advisor $222 and $252 from the Astral TM Equity Financial Combustion Fund, Astral TM Ultra Equity Financial Combustion Fund, Astral TM, respectively.

Note 4. Related Party Transactions

John R. Jones is the control person of the Advisor. Mr. Jones also serves as a trustee and officer of the Trust and receives benefits from the Advisor resulting from management fees paid to the Advisor by the Funds.

Note 5. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of separate series with no par value.  The total paid-in capital as of June 30, 2008 was as follows:

Astral TM U.S. Fund	$94,019
Astral TM Global Fund	$99,092

Transactions in capital stock were as follows:

	Six Months Ending 6/30/2008		Six Months Ending 6/30/2008
	Astral TM U.S. Fund		Astral TM Global Fund
	Shares	Amount	Shares	Amount
Shares sold	7,631	$80,000	3,024	$30,000
Shares issued in reinvestment of dividends	0	0	0	0
Shares redeemed	(32,138)	(334,875)	(27,714)	(279,913)
Net increase	(24,507)	$(254,875)	(24,690)	$(249,913)

Note 6. Investment Transactions

For the six months ended June 30, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments are as follows:

	Purchases	Sales
Astral TM U.S. Fund	$0	$271,642
Astral TM Global Fund	$0	$266,204

Note 7. Options

Transactions in written call options during the six months ended June 30, 2008 for Astral TM U.S. Fund the were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options purchased	10	24,455
Options exercised	-	-
Options expired	(10)	(24,455)
Options terminated in closing sell transaction	-	-
Options outstanding at June 30, 2008	-	$ -

Transactions in put options purchased during the six months ended June 30, 2008 for the Astral TM U.S. Fund were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options purchased	160	54,645
Options exercised	-	-
Options expired	(10)	(15,545)
Options terminated in closing purchase transaction	(150)	(39,100)
Options outstanding at June 30, 2008	-	$ -

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2008 (UNAUDITED)

Note 7. Options (Continued)

Transactions in written call options during the six months ended June 30, 2008 for the Astral TM Global Fund were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options purchased	10	24,455
Options exercised	-	-
Options expired	(10)	(24,455)
Options terminated in closing sell transaction	-	-
Options outstanding at June 30, 2008	-	$ -

Transactions in put options purchased during the six months ended June 30, 2008 for the Astral TM Global Fund were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options purchased	160	54,525
Options exercised	-	-
Options expired	(10)	(15,545)
Options terminated in closing purchase transaction	(150)	(38,980)
Options outstanding at June 30, 2008	-	$ -

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2008 was as follows:

Astral TM U.S. Fund	$33,148
Astral TM Global Fund	$35,466

At June 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

	Appreciation	Depreciation	Net Appreciation(Depreciation)
Astral TM U.S. Fund	$0	$0	$0
Astral TM Global Fund	$0	$0	$0

As of June 30, 2008 the components of distributable earnings on a tax basis were as follows:

	Undistributed realized Gain	Unrealized Depreciation
Astral TM U.S. Fund	$(33,020)	$0
Astral TM Global Fund	$(24,489)	$0

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2008, John R. Jones owned 100% of the Astral TM U.S. Fund and the Astral TM Global Fund TM

Astral TM Investments Trust
Expense Illustration
June 30, 2008 (Unaudited)

Expense Example

As a shareholder of the Astral TM Investments Trust, you incur ongoing costs including management fees and distribution and/or service (12b-1) fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Astral TM U.S. Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1, 2008 to June 30, 2008

Actual	$1,000.00	$1,002.58	$14.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.19	$14.74

* Expenses are equal to the Fund's annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Astral TM Global Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1, 2008 to June 30, 2008

Actual	$1,000.00	$980.96	$14.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.19	$14.74

* Expenses are equal to the Fund's annualized expense ratio of 2.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

JUNE 30, 2008 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of June 30, 2008, the Funds are the only series in the “Fund Complex.”

“Non-Interested” Trustees

Name, Address and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Steve R. Adams[1] Age: 55	Trustee	2006	Owner/ President, W.G.A. Ambulance (1975-Present) (ambulance); President/ CEO, Southeastrans, Inc. (2000- Present) (managed care transportation broker for the state); Managing Partner, House of Fitness, LLC (2003-Present) (gym)	2	None
Walter D. Duke 107 Executive Dr. Carrollton, GA 30117 Age: 64	Trustee	2006	Self-Employed Tax Consultant (1972-Present)	2	First Georgia Banking Co. (Board Member)
William R. Haley, Jr.* 10865 Dogwood Dr. Citronelle, AL 36522 Age: 69	Trustee and Chairman	2006	Retired; Executive Vice President, First Community Bank (1996-2003)	2	None
E. Ricky Newbern[1] Age: 41	Trustee	2006	Commercial Real Estate Developer, BB&R Development Co. (2000-Present)	2	First Georgia Banking Co. (Board Member)
W. Thompson Lewis c/o Warren Sewell 126 Hamilton Ave. Bremen, GA 30110 Age: 59	Trustee	2006	President, Warren Sewell Clothing Co. (2004-Present) (men’s apparel wholesaler); Vice President of Sales, Bowdon Mfg. Co. (1973-2004) (men’s apparel wholesaler)	2	None
Roger M. Rossomondo, M.D.[1] Age: 64	Trustee	2006	Ophthalmologist / Partner, Carrollton Eye Clinic (1976-Present)	2	None
J. Dennis Sanders[1] Age: 52	Trustee	2006	Chief Operations Officer, Judicial Correction Services, Inc. (2000-Present) (court services)	2	None
William C. Schaniel[1] Age: 55	Trustee	2006	Professor of Economics, University of West Georgia (1995-Present); Director of International Programs, University of West Georgia (2000-Present)	2	Peach State Credit Union (Board Member; Chair of Investment Committee)

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

JUNE 30, 2008 (UNAUDITED)

“Interested” Trustees and Officers

Name, Address and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Robert Jones1,* Age: 47	Trustee, President, Treasurer, and Chief Compliance Officer	2006	President, Crown Jewel Concepts, LLC (2006-Present) (the Fund’s investment adviser); Co-Manager, Dynamic Equity Partners, LLC (2003-2006) (investment advisory firm that managed a hedge fund); President, First Georgia Banking Co. (2003-2005); President, Regions Bank (Carroll County) (1998-2003)	2	None
Dalenie W. Jones1,* Age: 41	Secretary	2007	Administrative assistant with the Adviser since February 2006; student at Kennesaw State prior to joining the Adviser	0	N/A

1 Unless otherwise specified, the address of each Trustee and officer is c/o Crown Jewel Concepts, LLC, 20550 Maxim Parkway, Orlando, Florida 32833.

2 Trustees and Officers of the Fund serve until their resignation, removal or retirement.

3 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

* John Robert Jones is deemed an “interested person” of the Trust by virtue of his position as President of the Fund’s Adviser.  William R. Haley and John Robert Jones are first cousins.  John Robert Jones and Dalenie W. Jones are spouses.

The Trust’s audit committee consists of Walter D. Duke, William R. Haley and William C. Schaniel.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Funds, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of each Fund’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Funds’ independent auditors and the full Board of Trustees.  None of the audit committee members are “Interested” as defined in the Investment Company Act of 1940, as amended.  The audit committee met twice during the period January 31, 2008 (commencement of operations) through June 30, 2008.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 420-8725 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent period ended June 30, are available without charge upon request (1) by calling the Funds at (877) 420-8725 and (2) from the Funds documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on March 30 and September 30. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-733-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 420-8725.

Board of Trustees

Steve R. Adams

Walter D. Duke

William R. Haley Jr.

E. Ricky Newbern

W. Thompson Lewis

Roger M. Rossomondo

J. Dennis Sanders

William C. Schaniel

John R. Jones

Investment Advisor

Crown Jewel Concepts, LLC

20550 Maxim Parkway

Orlando, FL 32833

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Astral TM Investments Trust. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Astral Investments Trust

By /s/ John Robert Jones, Jr.

   *John Robert Jones, Jr.

     President and Treasurer

Date: September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John Robert Jones, Jr.

   *John Robert Jones, Jr.

     President and Treasurer

Date September 8, 2008

*Print the name and title of each signing officer under his or her signature.